Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2020	2019
Post-retirement and post-employment benefit liability (Note 20)	1,797	1,723
Pension benefit liability (Note 20)	1,660	1,125
Environmental liabilities (Note 21)	100	111
Lease obligations (Note 23)	70	69
Derivative liabilities (Note 18)	14	—
Asset retirement obligations (Note 22)	13	10
Long-term accounts payable	3	3
Other long-term liabilities	17	14
	3,674	3,055